THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
---------------------
SEMI-ANNUAL REPORT TO SHAREHOLDERS
MARCH 31, 1999
(UNAUDITED)

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
STATEMENT OF NET ASSETS (UNAUDITED)
MARCH 31, 1999
------------------------------------------------------------------------------------------------

   PAR
  (000)                            DESCRIPTION                                          VALUE
------------------------------------------------------------------------------------------------
              US TREASURY OBLIGATIONS                               95.1%

              U.S. TREASURY NOTES
  $5,750        6.37%                05/15/00                                         $5,839,803
   1,700        6.50%                10/15/06                                          1,812,338
                                                                                      ----------
              TOTAL U.S. TREASURY OBLIGATIONS
              (COST $7,720,104)                                                        7,652,141
                                                                                      ----------
              SHORT TERM INVESTMENTS                                 3.2%

     254      Galileo Money market Fund
              (COST $254,214)                                                            254,214
                                                                                      ----------
              TOTAL INVESTMENTS IN SECURITIES
              (COST $7,974,318*)                                    98.3%              7,906,355

              OTHER ASSETS IN EXCESS OF LIABILITIES                  1.7%                140,419
                                                                  -------             ----------
              NET ASSETS (APPLICABLE TO 935,449
              INSTITUTIONAL SHARES OUTSTANDING)                    100.0%             $8,046,774
                                                                  =======             ==========
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
              PER SHARE
              ($8,046,774 / 935,449)                                                       $8.60
                                                                                      ==========

              ----------------
              *Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
               Gross unrealized appreciation                                             $33,863
               Gross unrealized depreciation                                            (101,826)
                                                                                      ----------
                                                                                        ($67,963)
                                                                                      ===========

                        See Notes to Financial Statements

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
STATEMENT OF OPERATIONS (UNAUDITED)
-------------------------------------------------------------------------------------
                                                                             For the
                                                                           Six Months
                                                                             Ended
                                                                            3/31/99
                                                                          ------------
Investment Income:
     Interest                                                             $   304,780

Expenses:
     Investment advisory fee                                                   11,533
     Administration fee                                                        13,263
     Custodian fee                                                              1,560
     Transfer agent fee                                                         1,894
     Legal and audit                                                              350
     Printing                                                                     641
     Registration fees and expenses                                             1,052
     Trustees fees and officer's salary                                           584
     Other                                                                        283
                                                                          -----------
                                                                               31,160

Less fees waived                                                              (16,167)
                                                                          -----------
        Total operating expenses                                               14,993
                                                                          -----------
Interest expense                                                                5,005
                                                                          -----------
        Total expenses                                                         19,998
                                                                          -----------
Net investment income                                                         284,782
                                                                          -----------

Realized and unrealized gain (loss) on investments and foreign currency transactions:

Net realized gain from:
          Investment transactions                                           1,178,913
          Foreign currency and forward foreign currency  transactions          31,618
Change in unrealized appreciation(depreciation) from:
          Investments                                                      (1,415,312)
          Foreign currency and forward foreign currency transactions            6,910
                                                                          -----------
Net loss on investments and foreign currency transactions                    (197,871)
                                                                          -----------
Net increase in net assets resulting from operations                      $    86,911
                                                                          ===========
-------------------------------------------------------------------------------------

                        See Notes to Financial Statements

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

                                                                        For the      For the Period
                                                                      Six Months       10/6/97 (a)
                                                                         Ended           through
Increase (decrease) in net assets:                                      3/31/99          9/30/98
                                                                      -----------    --------------
                                                                      (Unaudited)
Operations:

     Net investment income                                           $    284,782     $  1,533,846

     Net realized gain on investment and foreign currency related
           transactions                                                 1,210,531          166,753

     Net unrealized gain (loss) on investment and foreign currency
           related transactions                                        (1,408,402)       1,340,355
                                                                     ------------     ------------
     Net increase in net assets resulting from operations                  86,911        3,040,954
                                                                     ------------     ------------
Distributions to shareholders from:
     Net investment income                                               (284,782)      (1,668,846)
     Net realized gains                                                (1,284,601)              --
                                                                     ------------     ------------
                                                                       (1,569,383)      (1,668,846)
                                                                     ------------     ------------
Capital share transactions:
     Proceeds from shares sold                                             20,000       28,735,000
     Net asset value of shares issued in reinvestment
           of dividends                                                 1,656,622        1,546,802
     Shares redeemed                                                  (23,801,286)              --
                                                                     ------------     ------------
                                                                      (22,124,664)      30,281,802
                                                                     ------------     ------------

     Total increase (decrease) in net assets                          (23,607,136)      31,653,910
                                                                     ------------     ------------

Net Assets:

   Beginning of period                                                 31,653,910               --
                                                                     ------------     ------------
   End of period                                                     $  8,046,774     $ 31,653,910
                                                                     ============     ============

---------------------------------------------------------------------------------------------------
(a)  Commencement of operations.

                        See Notes to Financial Statements

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                                        For the           For the Period
                                                                                     Six Months           10/6/97 (a)
                                                                                       Ended                through
                                                                                      3/31/99               9/30/98
                                                                                    -----------         --------------
                                                                                    (Unaudited)
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                                                     $10.46               $10.00
                                                                                      ---------            ---------
     Net investment income                                                                 0.08                 0.51
     Net realized and unrealized gain on investments                                      (0.05)                0.53
                                                                                      ---------            ---------
         Net increase from investment operations                                           0.03                 1.04
                                                                                      ---------            ---------
     Distributions from net investment income                                             (0.22)               (0.58)
     Distributions from net realized capital gains                                        (1.67)                  --
                                                                                      ---------            ---------
          Total dividends and distributions                                               (1.89)               (0.58)
                                                                                      ---------            ---------
     Net asset value, end of period                                                       $8.60               $10.46
                                                                                      =========            =========
TOTAL  RETURN                                                                              0.42%               10.84%

RATIOS / SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                                                 $8,047              $31,654

Ratio of expenses to average net assets                                                    0.26%(b)(c)          0.26%
Ratio of expenses to average net assets (excluding waivers)                                0.54%(c)             0.60%

Ratio of net investment income to average net assets                                       5.03%(c)             5.39%
Ratio of net investment income to average net assets (excluding waivers)                   4.75%(c)             5.05%

Portfolio turnover rate                                                                      67%                 164%

----------------------------------------------------------------------------------------------------------------------
(a) Commencement of investment operations.
(b) Including interest expense, the ratio would have been 0.35% for the period ended March 31, 1999.
(c) Annualized.

                        See Notes to Financial Statements

The BlackRock Funds
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION AND ACCOUNTING POLICIES

     BlackRock Funds(SM) (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 37 investment portfolios. These financial statements relate to the Fund's Strategic Portfolio I (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

     The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

     SECURITIES VALUATION: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Fund's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.
     Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.
     In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION: The books and records of Strategic Portfolio I are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

      FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio enters into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of specific identification method for both financial reporting and federal income purposes. Interest income is recorded on the accrual basis and the Fund accretes premium or amortizes discount on securities purchased using the interest method.

      TAXES: No provision is made for federal taxes as its the Fund's intention to have the Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared by the Portfolio each day on "settled" shares (i.e. shares for which the Portfolio has received payment in federal funds) and are paid monthly. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

NOTE 2.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolio. For its advisory services, BlackRock Advisors Inc., is entitled to receive fees, computed daily and paid monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets.

     BlackRock Advisors, Inc.,may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the period ended March 31, 1999, advisory fees and waiver for the Portfolio were as follows:

                                  GROSS                            NET
                                 ADVISORY                        ADVISORY
                                   FEE           WAIVER            FEE
                                   ---           ------            ---
Strategic Portfolio I           $ 11,533         $ 6,707         $ 4,826

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates: 0.23% of the first $500 million, 0.21% of the next $500 million, 0.19% of the average daily net assets in excess of $1 billion.

             PFPC, BlackRock Advisors, Inc. and BDI may, at their discretion, waive all or any portion of their administration fees for the Portfolio. For the period ended March 31, 1999, administration fees and waivers for the Portfolio were as follows:

                                  GROSS                            NET
                             ADMINISTRATION                  ADMINISTRATION
                                   FEE            WAIVER           FEE
                                   ---             -----           ---
Strategic Portfolio I            $13,263          $9,460         $3,803

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     In addition, PFPC Trust Co. (formerly PNC Bank, National Association) serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.



NOTE 3.  PORTFOLIO SECURITIES

     Purchases and sales of investment securities, other than short-term investments and government securities, for the period ended March 31, 1999 were $0 and $7,220,932 respectively. Purchases and sales of government securities for the period ended March 31, 1999 were $7,362,266 and $21,741,992, respectively.

THE BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
NOTE 4.  CAPITAL SHARES

Transactions in capital shares were as follows:
                                                                       For the Six      For the Period
                                                                         Months          10/06/97 (a)
                                                                          Ended             Through
                                                                         3/31/99           09/30/98
                                                                       -----------      --------------
                                                                       (Unaudited)

Shares sold......................................................            2,301        2,870,975

Shares issued in reinvestment
of dividends.....................................................          185,603          154,205


Shares redeemed..................................................       (2,277,635)              --
                                                                        ----------        ---------
Net increase                                                            (2,089,731)       3,025,180
                                                                        ==========        =========


NOTE 5. AT MARCH 31, 1999, NET ASSETS CONSISTED OF:

Capital  paid-in.................................................    $8,157,138

Accumulated net realized loss on investment transactions
   and foreign exchange contracts................................       (42,317)

Net unrealized depreciation on investment transactions and
   foreign exchange contracts....................................       (68,047)
                                                                      ----------
                                                                      $8,046,774
                                                                      ==========
---------------
(a) Commencement of Operations

INVESTMENT ADVISER                      CO-ADMINISTRATOR AND TRANSFER AGENT
BlackRock Advisors, Inc.                PFPC Inc.
New York, New York 10154                Wilmington, Delaware 19809

SUB-ADVISER                             CO-ADMINISTRATOR AND DISTRIBUTOR
BlackRock Financial Management, Inc.    BlackRock Distributors, Inc.
New York, New York 10154                West Conshohocken, Pennsylvania 19428

CUSTODIAN                               CO-ADMINISTRATOR
PFPC Trust Co.                          BlackRock Advisors, Inc.
Philadelphia, Pennsylvania 19103        New York, New York 10154

                                        COUNSEL
                                        Simpson, Thatcher & Bartlett
                                        New York, New York 10017
                                        (A partnership which includes
                                        professional corporations)

                                        INDEPENDENT ACCOUNTANTS
                                        PricewaterhouseCoopers LLP
                                        Philadelphia, Pennsylvania 19103



This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The BlackRock Funds
103 Bellevue Parkway
Wilmington, DE 19809


--------------------------------------------------------------------------------
SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------